Benefits Payable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Favorable medical claims reserve development related to prior fiscal years	$ 518	$ 474	$ 257